Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
Consolidated VIE assets
Cash and cash equivalents		¥ 4,105,049	¥ 3,820,685	¥ 3,675,554
Trading assets
Derivatives	[1]	1,538,000	1,420,000
Office buildings, land, equipment and facilities		462,873	464,316
Other		1,014,663	1,014,707
Total		54,815,293	47,771,802
Trading liabilities
Derivatives	[1],[2]	1,733,000	2,009,000
Borrowings
Short-term borrowings		1,065,078	1,008,541
Long-term borrowings		11,442,058	10,399,210
Total		51,443,045	44,547,660
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		11,000	23,000
Trading assets
Equities		502,000	491,000
Debt securities		584,000	491,000
CMBS and RMBS		23,000	27,000
Derivatives		1,000	0
Private equity and debt investments		45,000	35,000
Office buildings, land, equipment and facilities		31,000	49,000
Other		84,000	78,000
Total		1,281,000	1,194,000
Trading liabilities
Derivatives		0	0
Borrowings
Short-term borrowings		123,000	94,000
Long-term borrowings		811,000	793,000
Other		5,000	5,000
Total		¥ 939,000	¥ 892,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.